Expense Example - PGIM Government Money Market Fund	Sep. 29, 2020 USD ($)
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	803
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542